Statutory Reserves and Restricted Net Assets	12 Months Ended
Dec. 31, 2016
Statutory Reserves and Restricted Net Assets [Abstract]
STATUTORY RESERVES AND RESTRICTED NET ASSETS
25.	STATUTORY RESERVES AND RESTRICTED NET ASSETS

PRC legal restrictions permit payments of dividends by the Group's PRC entities only out of their retained earnings, if any, determined in accordance with PRC regulations. Prior to payment of dividends, pursuant to the laws applicable to the PRC Domestic Enterprises and PRC Foreign Investment Enterprises, the PRC entities must make appropriations from after-tax profit to non-distributable statutory reserve funds as determined by the Board of Directors of the Group. These reserve funds include the (1) general reserve, (2) enterprise expansion fund and (3) staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires annual appropriations of not less than 10% of after-tax profit (as determined under accounting principles and financial regulations applicable to PRC enterprises at each year-end); the other two funds are to be made at the discretion of the board of directors of each of the Group's subsidiaries.

These reserve funds can only be used for specific purposes and are not distributable as cash dividends.

The appropriation to these reserves by the Group's PRC subsidiaries was $679,927, $1,820,080 and $353,069 in 2014, 2015 and 2016.

The balance of the statutory reserves was $8,640,521 and $8,993,590 as of December 31 2015 and 2016. Such reserves have been included in the retained earnings of the Company's consolidated balance sheet.

As a result of these PRC laws and regulations and the requirement that distributions by PRC entities can only be paid out of distributable profits computed in accordance with PRC GAAP, the PRC entities are restricted from transferring a portion of their net assets to the Group. Amounts restricted include paid-in capital and the statutory reserves of the Company's PRC subsidiaries and VIEs. As of December 31, 2016, the aggregate amounts restricted which represented the amount of net assets of the relevant subsidiaries and VIEs in the Group not available for distribution was $70,986,132. As a result of the above restrictions, parent-only financials are presented on financial statement Schedule I.